Investment in Fvndit, Inc. (formerly Directus Holdings, Inc.)	12 Months Ended
Dec. 31, 2021
Investment in Fvndit, Inc. (formerly Directus Holdings, Inc.)
Investment In Fvndit, Inc. (formerly Directus Holdings, Inc.)

NOTE 6 – Investment in Fvndit, Inc. (formerly Directus Holdings, Inc.)

On July 10, 2018, the Company purchased a 20% investment in Directus Holdings, Inc., which owns eLoan, JSC (“eLoan”), a fintech company based in Vietnam, for $300,000. Half of the investment was made through a cash payment of $150,000, and the remaining half of the investment was made through the issuance of 1,252,086 shares of Vemanti Group’s common stock to the Founders of eLoan. On December 19, 2018, Directus Holdings, Inc. filed a Certificate of Amendment to Articles of Incorporation to the State of Nevada for its corporation name to be changed to Fvndit, Inc.

On October 5, 2020, Fvndit issued 500,000 shares of common stock to Tan Tran, CEO and majority shareholder of Vemanti. The issuance raised the total number of Fvndit outstanding shares to 40,500,000. Mr. Tran and Vemanti together own 8,500,000 shares or 20.99% of total Fvndit outstanding shares.

On March 16, 2021, Tan Tran resigned as an Officer and Director of Fvndit. On that same date, Fvndit issued 2,500,000 shares of common stock to Thomas Duc Tran (unaffiliated with Tan Tran), and appointed him as the Chairman, CEO, President, Secretary, and Treasurer of Fvndit. The issuance raised the total number of Fvndit outstanding shares to 43,000,000. As a result, Mr. Tran and Vemanti together own 19.77% of total Fvndit outstanding shares.

This investment is accounted for under the cost method of accounting since March 16, 2021. As of December 31, 2021, this investment had a balance of $296,405 and is reflected in other assets on the accompanying consolidated balance sheets.